Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GAMCO GLOBAL SERIES FUNDS, INC
Entity Central Index Key	0000909504
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000002867
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class AAA
Trading Symbol	GICPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GICPX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GICPX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class AAA	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding AI usage, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors included GE Vernova, ASML Holding NV, and Applied Materials. Detractors included Microsoft Corp., Boston Scientific, and Netflix.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Growth Fund - Class AAA	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000
06/17	11,831	11,942	11,927
06/18	14,281	13,293	13,584
06/19	15,741	14,133	14,941
06/20	18,368	14,506	16,602
06/21	25,001	20,289	22,843
06/22	17,669	17,171	17,107
06/23	21,912	20,112	20,446
06/24	28,930	24,119	24,660
06/25	32,844	28,144	28,105
06/26	35,857	34,944	31,200

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class AAA	4.29%	9.17%	7.48%	13.62%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 194,119,256
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 477,252
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$194,119,256 Number of Portfolio Holdings52 Portfolio Turnover Rate6% Management Fees$477,252
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.2%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	26.3%
Industrials	18.8%
Financials	13.5%
Communication Services	11.2%
Health Care	8.5%
Consumer Discretionary	8.2%
Information Technology - Software and Services	7.1%
U.S. Government Obligations	3.9%
Other Industry sectors	2.6%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	7.6%
Alphabet Inc.	5.3%
Eli Lilly & Co.	5.1%
Amazon.com Inc.	4.6%
GE Vernova Inc.	4.4%
Microsoft Corp.	3.8%
Broadcom Inc.	3.8%
ASML Holding NV	3.6%
Apple Inc.	3.6%
Investor AB	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GICPX/
C000002869
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class C
Trading Symbol	GGGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGGCX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGGCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class C	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding AI usage, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors included GE Vernova, ASML Holding NV, and Applied Materials. Detractors included Microsoft Corp., Boston Scientific, and Netflix.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Growth Fund - Class C	The Gabelli Global Growth Fund - Class C (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000	10,000
06/17	11,742	11,742	11,942	11,927
06/18	14,068	14,068	13,293	13,584
06/19	15,389	15,389	14,133	14,941
06/20	17,902	17,902	14,506	16,602
06/21	24,366	24,366	20,289	22,843
06/22	17,222	17,222	17,171	17,107
06/23	21,357	21,357	20,112	20,446
06/24	28,198	28,198	24,119	24,660
06/25	32,011	32,011	28,144	28,105
06/26	34,954	34,954	34,944	31,200

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class C	4.31%	9.20%	7.48%	13.33%
The Gabelli Global Growth Fund - Class C (includes sales charge)	3.31%	8.20%	7.48%	13.33%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 194,119,256
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 477,252
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$194,119,256 Number of Portfolio Holdings52 Portfolio Turnover Rate6% Management Fees$477,252
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.2%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	26.3%
Industrials	18.8%
Financials	13.5%
Communication Services	11.2%
Health Care	8.5%
Consumer Discretionary	8.2%
Information Technology - Software and Services	7.1%
U.S. Government Obligations	3.9%
Other Industry sectors	2.6%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	7.6%
Alphabet Inc.	5.3%
Eli Lilly & Co.	5.1%
Amazon.com Inc.	4.6%
GE Vernova Inc.	4.4%
Microsoft Corp.	3.8%
Broadcom Inc.	3.8%
ASML Holding NV	3.6%
Apple Inc.	3.6%
Investor AB	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGGCX/
C000034309
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class I
Trading Symbol	GGGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGGIX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGGIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class I	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding AI usage, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors included GE Vernova, ASML Holding NV, and Applied Materials. Detractors included Microsoft Corp., Boston Scientific, and Netflix.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Growth Fund - Class I	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000
06/17	11,914	11,942	11,927
06/18	14,467	13,293	13,584
06/19	15,990	14,133	14,941
06/20	18,675	14,506	16,602
06/21	25,416	20,289	22,843
06/22	17,963	17,171	17,107
06/23	22,282	20,112	20,446
06/24	29,424	24,119	24,660
06/25	33,400	28,144	28,105
06/26	36,476	34,944	31,200

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class I	4.31%	9.21%	7.49%	13.82%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 194,119,256
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 477,252
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$194,119,256 Number of Portfolio Holdings52 Portfolio Turnover Rate6% Management Fees$477,252
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.2%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	26.3%
Industrials	18.8%
Financials	13.5%
Communication Services	11.2%
Health Care	8.5%
Consumer Discretionary	8.2%
Information Technology - Software and Services	7.1%
U.S. Government Obligations	3.9%
Other Industry sectors	2.6%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	7.6%
Alphabet Inc.	5.3%
Eli Lilly & Co.	5.1%
Amazon.com Inc.	4.6%
GE Vernova Inc.	4.4%
Microsoft Corp.	3.8%
Broadcom Inc.	3.8%
ASML Holding NV	3.6%
Apple Inc.	3.6%
Investor AB	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGGIX/
C000002866
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class A
Trading Symbol	GGGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGGAX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGGAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding AI usage, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors included GE Vernova, ASML Holding NV, and Applied Materials. Detractors included Microsoft Corp., Boston Scientific, and Netflix.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Growth Fund - Class A	The Gabelli Global Growth Fund - Class A (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000	10,000
06/17	11,829	11,149	11,942	11,927
06/18	14,279	13,458	13,293	13,584
06/19	15,735	14,830	14,133	14,941
06/20	18,363	17,307	14,506	16,602
06/21	24,992	23,555	20,289	22,843
06/22	17,658	16,643	17,171	17,107
06/23	21,902	20,643	20,112	20,446
06/24	28,917	27,255	24,119	24,660
06/25	32,827	30,940	28,144	28,105
06/26	35,848	33,787	34,944	31,200

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class A	4.31%	9.20%	7.48%	13.62%
The Gabelli Global Growth Fund - Class A (includes sales charge)	(1.69)%	2.92%	6.22%	12.95%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 194,119,256
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 477,252
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$194,119,256 Number of Portfolio Holdings52 Portfolio Turnover Rate6% Management Fees$477,252
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.2%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	26.3%
Industrials	18.8%
Financials	13.5%
Communication Services	11.2%
Health Care	8.5%
Consumer Discretionary	8.2%
Information Technology - Software and Services	7.1%
U.S. Government Obligations	3.9%
Other Industry sectors	2.6%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	7.6%
Alphabet Inc.	5.3%
Eli Lilly & Co.	5.1%
Amazon.com Inc.	4.6%
GE Vernova Inc.	4.4%
Microsoft Corp.	3.8%
Broadcom Inc.	3.8%
ASML Holding NV	3.6%
Apple Inc.	3.6%
Investor AB	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGGAX/
C000002875
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class AAA
Trading Symbol	GABTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABTX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABTX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class AAA	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Content and Connectivity Fund Class AAA, A, and I underperformed its broad-based benchmark, the MSCI AC World Index and all shares outperformed the comparative benchmark, MSCI AC World Communication Index. Global equities rallied in the second quarter as investors rotated back into artificial intelligence - related names, with overall market momentum further helped by de-escalation of conflict in the Middle East and decline in Brent crude prices. Contributors included Anterix Inc., Millicom International Cellular, and SoftBank Group. Detractors included Prosus NV, Kinnevik AB, and T-Mobile US.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Content & Connectivity Fund - Class AAA	MSCI ACWI Index	MSCI AC World Communication Services Index
06/16	10,000	10,000	10,000
06/17	10,592	11,942	9,851
06/18	10,527	13,293	9,517
06/19	10,834	14,133	10,819
06/20	10,503	14,506	11,826
06/21	14,666	20,289	16,841
06/22	10,555	17,171	11,857
06/23	11,181	20,112	13,144
06/24	13,741	24,119	17,426
06/25	16,799	28,144	21,929
06/26	21,085	34,944	24,793

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class AAA	11.42%	25.51%	7.53%	7.75%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
MSCI AC World Communication Services Index	(2.23)%	13.06%	8.04%	9.51%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 81,726,516
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 120,487
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$81,726,516 Number of Portfolio Holdings62 Portfolio Turnover Rate11% Management Fees$120,487
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Communication Services	75.6%
Consumer Discretionary	9.8%
Information Technology	5.1%
Financials	5.1%
Real Estate	2.8%
Energy	1.3%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
SoftBank Group Corp.	9.6%
Anterix Inc.	8.8%
Alphabet Inc.	8.4%
Millicom International Cellular SA	5.3%
Meta Platforms Inc.	4.8%
T-Mobile US Inc.	4.5%
Prosus NV	3.8%
Telephone and Data Systems Inc.	3.4%
Deutsche Telekom AG	3.3%
Rogers Communications Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABTX/
C000002877
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class C
Trading Symbol	GTCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GTCCX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GTCCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class C	$52	0.92%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Content and Connectivity Fund Class AAA, A, and I underperformed its broad-based benchmark, the MSCI AC World Index and all shares outperformed the comparative benchmark, MSCI AC World Communication Index. Global equities rallied in the second quarter as investors rotated back into artificial intelligence - related names, with overall market momentum further helped by de-escalation of conflict in the Middle East and decline in Brent crude prices. Contributors included Anterix Inc., Millicom International Cellular, and SoftBank Group. Detractors included Prosus NV, Kinnevik AB, and T-Mobile US.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Content & Connectivity Fund - Class C	The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
06/16	10,000	10,000	10,000	10,000
06/17	10,510	10,510	11,942	9,851
06/18	10,368	10,368	13,293	9,517
06/19	10,590	10,590	14,133	10,819
06/20	10,234	10,234	14,506	11,826
06/21	14,288	14,288	20,289	16,841
06/22	10,286	10,286	17,171	11,857
06/23	10,838	10,838	20,112	13,144
06/24	13,327	13,327	24,119	17,426
06/25	17,366	17,366	28,144	21,929
06/26	25,013	25,013	34,944	24,793

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class C	27.83%	44.03%	11.85%	9.60%
The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	26.83%	43.03%	11.85%	9.60%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
MSCI AC World Communication Services Index	(2.23)%	13.06%	8.04%	9.51%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 81,726,516
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 120,487
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$81,726,516 Number of Portfolio Holdings62 Portfolio Turnover Rate11% Management Fees$120,487
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Communication Services	75.6%
Consumer Discretionary	9.8%
Information Technology	5.1%
Financials	5.1%
Real Estate	2.8%
Energy	1.3%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
SoftBank Group Corp.	9.6%
Anterix Inc.	8.8%
Alphabet Inc.	8.4%
Millicom International Cellular SA	5.3%
Meta Platforms Inc.	4.8%
T-Mobile US Inc.	4.5%
Prosus NV	3.8%
Telephone and Data Systems Inc.	3.4%
Deutsche Telekom AG	3.3%
Rogers Communications Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GTCCX/
C000034311
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class I
Trading Symbol	GTTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GTTIX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GTTIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class I	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Content and Connectivity Fund Class AAA, A, and I underperformed its broad-based benchmark, the MSCI AC World Index and all shares outperformed the comparative benchmark, MSCI AC World Communication Index. Global equities rallied in the second quarter as investors rotated back into artificial intelligence - related names, with overall market momentum further helped by de-escalation of conflict in the Middle East and decline in Brent crude prices. Contributors included Anterix Inc., Millicom International Cellular, and SoftBank Group. Detractors included Prosus NV, Kinnevik AB, and T-Mobile US.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Content & Connectivity Fund - Class I	MSCI ACWI Index	MSCI AC World Communication Services Index
06/16	10,000	10,000	10,000
06/17	10,638	11,942	9,851
06/18	10,655	13,293	9,517
06/19	11,047	14,133	10,819
06/20	10,746	14,506	11,826
06/21	14,999	20,289	16,841
06/22	10,793	17,171	11,857
06/23	11,436	20,112	13,144
06/24	14,057	24,119	17,426
06/25	17,187	28,144	21,929
06/26	21,570	34,944	24,793

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class I	11.47%	25.50%	7.54%	7.99%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
MSCI AC World Communication Services Index	(2.23)%	13.06%	8.04%	9.51%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 81,726,516
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 120,487
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$81,726,516 Number of Portfolio Holdings62 Portfolio Turnover Rate11% Management Fees$120,487
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Communication Services	75.6%
Consumer Discretionary	9.8%
Information Technology	5.1%
Financials	5.1%
Real Estate	2.8%
Energy	1.3%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
SoftBank Group Corp.	9.6%
Anterix Inc.	8.8%
Alphabet Inc.	8.4%
Millicom International Cellular SA	5.3%
Meta Platforms Inc.	4.8%
T-Mobile US Inc.	4.5%
Prosus NV	3.8%
Telephone and Data Systems Inc.	3.4%
Deutsche Telekom AG	3.3%
Rogers Communications Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GTTIX/
C000002874
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class A
Trading Symbol	GTCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GTCAX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GTCAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class A	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Content and Connectivity Fund Class AAA, A, and I underperformed its broad-based benchmark, the MSCI AC World Index and all shares outperformed the comparative benchmark, MSCI AC World Communication Index. Global equities rallied in the second quarter as investors rotated back into artificial intelligence - related names, with overall market momentum further helped by de-escalation of conflict in the Middle East and decline in Brent crude prices. Contributors included Anterix Inc., Millicom International Cellular, and SoftBank Group. Detractors included Prosus NV, Kinnevik AB, and T-Mobile US.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Content & Connectivity Fund - Class A	The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
06/16	10,000	10,000	10,000	10,000
06/17	10,576	9,968	11,942	9,851
06/18	10,512	9,908	13,293	9,517
06/19	10,820	10,198	14,133	10,819
06/20	10,486	9,883	14,506	11,826
06/21	14,640	13,798	20,289	16,841
06/22	10,537	9,931	17,171	11,857
06/23	11,163	10,521	20,112	13,144
06/24	13,719	12,930	24,119	17,426
06/25	16,774	15,810	28,144	21,929
06/26	21,051	19,841	34,944	24,793

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class A	11.41%	25.49%	7.53%	7.73%
The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	5.01%	18.28%	6.27%	7.09%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
MSCI AC World Communication Services Index	(2.23)%	13.06%	8.04%	9.51%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 81,726,516
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 120,487
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$81,726,516 Number of Portfolio Holdings62 Portfolio Turnover Rate11% Management Fees$120,487
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Communication Services	75.6%
Consumer Discretionary	9.8%
Information Technology	5.1%
Financials	5.1%
Real Estate	2.8%
Energy	1.3%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
SoftBank Group Corp.	9.6%
Anterix Inc.	8.8%
Alphabet Inc.	8.4%
Millicom International Cellular SA	5.3%
Meta Platforms Inc.	4.8%
T-Mobile US Inc.	4.5%
Prosus NV	3.8%
Telephone and Data Systems Inc.	3.4%
Deutsche Telekom AG	3.3%
Rogers Communications Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GTCAX/
C000204772
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class A
Trading Symbol	GMNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GMNAX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GMNAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class A	$49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and outperformed its comparatives, the MSCI World Micro Cap and S&P SmallCap 600 Indices. For the period, global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. Contributors to performance included Entravision Communications Corp., Park-Ohio Holdings Corp., Ampco-Pittsburg. Detractors included Genius Sports Limited, Velan Inc., and EW Scripps Company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Mini Mites Fund - Class A	The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
06/19	9,279	8,745	9,669	9,044	9,824
06/20	7,686	7,244	9,028	8,790	9,283
06/21	14,538	13,702	14,628	14,527	14,169
06/22	10,883	10,257	10,942	10,864	11,019
06/23	13,102	12,348	12,289	11,157	12,531
06/24	14,556	13,718	13,525	11,724	13,737
06/25	17,133	16,147	14,564	14,116	15,625
06/26	23,138	21,806	20,503	17,854	20,288

Average Annual Return [Table Text Block]
Table Summary
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class A	21.78%	35.05%	9.74%	11.44%
The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	14.77%	27.28%	8.45%	10.59%
Russell 2000 Index	22.57%	40.78%	6.98%	9.41%
MSCI World Micro Cap Index	9.34%	26.48%	4.22%	7.88%
S&P Developed Small Cap Index	17.08%	29.84%	7.44%	9.31%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 26,972,278
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 21,986
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$26,972,278 Number of Portfolio Holdings173 Portfolio Turnover Rate11% Management Fees$21,986
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	75.6%
U.S. Government Obligations	27.6%
Other Assets and Liabilities (Net)	(3.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	27.6%
Diversified Industrial	11.6%
Metals and Mining	9.5%
Automotive: Parts and Accessories	5.4%
Broadcasting	4.9%
Hotels and Gaming	4.4%
Consumer Products	4.1%
Aerospace and Defense	4.0%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	(3.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Park-Ohio Holdings Corp.	5.0%
Ampco-Pittsburgh Corp.	4.1%
Tredegar Corp.	4.0%
Entravision Communications Corp.	3.4%
Myers Industries Inc.	2.7%
Anterix Inc.	1.9%
Twin Disc Inc.	1.9%
Monro Inc.	1.8%
L.B. Foster Co.	1.7%
Garrett Motion Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GMNAX/
C000204774
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class C
Trading Symbol	GMNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GMNCX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GMNCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class C	$50	0.90%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and outperformed its comparatives, the MSCI World Micro Cap and S&P SmallCap 600 Indices. For the period, global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. Contributors to performance included Entravision Communications Corp., Park-Ohio Holdings Corp., Ampco-Pittsburg. Detractors included Genius Sports Limited, Velan Inc., and EW Scripps Company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Mini Mites Fund - Class C	The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
06/19	9,243	9,243	9,669	9,044	9,824
06/20	7,633	7,633	9,028	8,790	9,283
06/21	14,435	14,435	14,628	14,527	14,169
06/22	10,807	10,807	10,942	10,864	11,019
06/23	13,003	13,003	12,289	11,157	12,531
06/24	14,446	14,446	13,525	11,724	13,737
06/25	17,009	17,009	14,564	14,116	15,625
06/26	22,972	22,972	20,503	17,854	20,288

Average Annual Return [Table Text Block]
Table Summary
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class C	21.87%	35.06%	9.74%	11.34%
The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	20.87%	34.06%	9.74%	11.34%
Russell 2000 Index	22.57%	40.78%	6.98%	9.41%
MSCI World Micro Cap Index	9.34%	26.48%	4.22%	7.88%
S&P Developed Small Cap Index	17.08%	29.84%	7.44%	9.31%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 26,972,278
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 21,986
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$26,972,278 Number of Portfolio Holdings173 Portfolio Turnover Rate11% Management Fees$21,986
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	75.6%
U.S. Government Obligations	27.6%
Other Assets and Liabilities (Net)	(3.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	27.6%
Diversified Industrial	11.6%
Metals and Mining	9.5%
Automotive: Parts and Accessories	5.4%
Broadcasting	4.9%
Hotels and Gaming	4.4%
Consumer Products	4.1%
Aerospace and Defense	4.0%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	(3.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Park-Ohio Holdings Corp.	5.0%
Ampco-Pittsburgh Corp.	4.1%
Tredegar Corp.	4.0%
Entravision Communications Corp.	3.4%
Myers Industries Inc.	2.7%
Anterix Inc.	1.9%
Twin Disc Inc.	1.9%
Monro Inc.	1.8%
L.B. Foster Co.	1.7%
Garrett Motion Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GMNCX/
C000204771
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class I
Trading Symbol	GGMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGMMX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGMMX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class I	$50	0.90%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and outperformed its comparatives, the MSCI World Micro Cap and S&P SmallCap 600 Indices. For the period, global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. Contributors to performance included Entravision Communications Corp., Park-Ohio Holdings Corp., Ampco-Pittsburg. Detractors included Genius Sports Limited, Velan Inc., and EW Scripps Company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Mini Mites Fund - Class I	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
06/19	9,296	9,669	9,044	9,824
06/20	7,719	9,028	8,790	9,283
06/21	14,591	14,628	14,527	14,169
06/22	10,914	10,942	10,864	11,019
06/23	13,151	12,289	11,157	12,531
06/24	14,596	13,525	11,724	13,737
06/25	17,180	14,564	14,116	15,625
06/26	23,218	20,503	17,854	20,288

Average Annual Return [Table Text Block]
Table Summary
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class I	21.86%	35.14%	9.73%	11.49%
Russell 2000 Index	22.57%	40.78%	6.98%	9.41%
MSCI World Micro Cap Index	9.34%	26.48%	4.22%	7.88%
S&P Developed Small Cap Index	17.08%	29.84%	7.44%	9.31%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 26,972,278
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 21,986
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$26,972,278 Number of Portfolio Holdings173 Portfolio Turnover Rate11% Management Fees$21,986
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	75.6%
U.S. Government Obligations	27.6%
Other Assets and Liabilities (Net)	(3.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	27.6%
Diversified Industrial	11.6%
Metals and Mining	9.5%
Automotive: Parts and Accessories	5.4%
Broadcasting	4.9%
Hotels and Gaming	4.4%
Consumer Products	4.1%
Aerospace and Defense	4.0%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	(3.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Park-Ohio Holdings Corp.	5.0%
Ampco-Pittsburgh Corp.	4.1%
Tredegar Corp.	4.0%
Entravision Communications Corp.	3.4%
Myers Industries Inc.	2.7%
Anterix Inc.	1.9%
Twin Disc Inc.	1.9%
Monro Inc.	1.8%
L.B. Foster Co.	1.7%
Garrett Motion Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGMMX/
C000204773
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class AAA
Trading Symbol	GAMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GAMNX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAMNX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class AAA	$50	0.90%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and outperformed its comparatives, the MSCI World Micro Cap and S&P SmallCap 600 Indices. For the period, global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. Contributors to performance included Entravision Communications Corp., Park-Ohio Holdings Corp., Ampco-Pittsburg. Detractors included Genius Sports Limited, Velan Inc., and EW Scripps Company.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Mini Mites Fund - Class AAA	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
06/19	9,290	9,669	9,044	9,824
06/20	7,699	9,028	8,790	9,283
06/21	14,553	14,628	14,527	14,169
06/22	10,885	10,942	10,864	11,019
06/23	13,117	12,289	11,157	12,531
06/24	14,558	13,525	11,724	13,737
06/25	17,136	14,564	14,116	15,625
06/26	23,157	20,503	17,854	20,288

Average Annual Return [Table Text Block]
Table Summary
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class AAA	21.86%	35.14%	9.73%	11.45%
Russell 2000 Index	22.57%	40.78%	6.98%	9.41%
MSCI World Micro Cap Index	9.34%	26.48%	4.22%	7.88%
S&P Developed Small Cap Index	17.08%	29.84%	7.44%	9.31%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 26,972,278
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 21,986
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$26,972,278 Number of Portfolio Holdings173 Portfolio Turnover Rate11% Management Fees$21,986
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	75.6%
U.S. Government Obligations	27.6%
Other Assets and Liabilities (Net)	(3.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	27.6%
Diversified Industrial	11.6%
Metals and Mining	9.5%
Automotive: Parts and Accessories	5.4%
Broadcasting	4.9%
Hotels and Gaming	4.4%
Consumer Products	4.1%
Aerospace and Defense	4.0%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	(3.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Park-Ohio Holdings Corp.	5.0%
Ampco-Pittsburgh Corp.	4.1%
Tredegar Corp.	4.0%
Entravision Communications Corp.	3.4%
Myers Industries Inc.	2.7%
Anterix Inc.	1.9%
Twin Disc Inc.	1.9%
Monro Inc.	1.8%
L.B. Foster Co.	1.7%
Garrett Motion Inc.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAMNX/
C000002865
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class AAA
Trading Symbol	GAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GAGCX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAGCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class AAA	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Rising Income & Dividend Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Contributors included Millicom International Cellular, Hewlett Packard, and Enpro Inc. Detractors included Sony Group, Tencent Music Entertainment Group, and T-Mobile US.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Rising Income and Dividend Fund - Class AAA	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000
06/17	11,543	11,886	11,927
06/18	11,963	13,277	13,584
06/19	11,733	14,198	14,941
06/20	10,475	14,681	16,602
06/21	15,674	20,505	22,843
06/22	13,184	17,646	17,107
06/23	15,041	21,022	20,446
06/24	15,099	25,384	24,660
06/25	17,689	29,639	28,105
06/26	20,066	36,103	31,200

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class AAA	4.94%	13.44%	5.07%	7.21%
MSCI World Index	9.94%	21.81%	11.98%	13.70%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 73,146,316
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 207,014
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$73,146,316 Number of Portfolio Holdings184 Portfolio Turnover Rate7% Management Fees$207,014
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.4%
U.S. Government Obligations	4.2%
Rights	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	14.7%
Food and Beverage	9.7%
Diversified Industrial	8.2%
Energy and Utilities	5.8%
Wireless Telecommunication Services	5.4%
Electronics	5.1%
Entertainment	4.9%
Telecommunication Services	4.6%
Other Industry sectors	41.4%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Sony Group Corp.	5.1%
Berkshire Hathaway Inc.	3.1%
Rolls-Royce Holdings plc	2.6%
Rogers Communications Inc.	2.3%
CNH Industrial NV, New York	2.1%
Mueller Industries Inc.	2.1%
Millicom International Cellular SA	2.1%
The Bank of New York Mellon Corp.	2.0%
Nestlé SA	1.9%
Traton SE	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAGCX/
C000002864
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class C
Trading Symbol	GACCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GACCX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GACCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class C	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Rising Income & Dividend Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Contributors included Millicom International Cellular, Hewlett Packard, and Enpro Inc. Detractors included Sony Group, Tencent Music Entertainment Group, and T-Mobile US.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Rising Income and Dividend Fund - Class C	The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000	10,000
06/17	11,463	11,463	11,886	11,927
06/18	11,788	11,788	13,277	13,584
06/19	11,478	11,478	14,198	14,941
06/20	10,214	10,214	14,681	16,602
06/21	15,287	15,287	20,505	22,843
06/22	12,857	12,857	17,646	17,107
06/23	14,668	14,668	21,022	20,446
06/24	14,723	14,723	25,384	24,660
06/25	17,248	17,248	29,639	28,105
06/26	19,573	19,573	36,103	31,200

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class C	4.95%	13.48%	5.07%	6.95%
The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	3.95%	12.48%	5.07%	6.95%
MSCI World Index	9.94%	21.81%	11.98%	13.70%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 73,146,316
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 207,014
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$73,146,316 Number of Portfolio Holdings184 Portfolio Turnover Rate7% Management Fees$207,014
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.4%
U.S. Government Obligations	4.2%
Rights	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	14.7%
Food and Beverage	9.7%
Diversified Industrial	8.2%
Energy and Utilities	5.8%
Wireless Telecommunication Services	5.4%
Electronics	5.1%
Entertainment	4.9%
Telecommunication Services	4.6%
Other Industry sectors	41.4%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Sony Group Corp.	5.1%
Berkshire Hathaway Inc.	3.1%
Rolls-Royce Holdings plc	2.6%
Rogers Communications Inc.	2.3%
CNH Industrial NV, New York	2.1%
Mueller Industries Inc.	2.1%
Millicom International Cellular SA	2.1%
The Bank of New York Mellon Corp.	2.0%
Nestlé SA	1.9%
Traton SE	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GACCX/
C000034308
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class I
Trading Symbol	GAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GAGIX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAGIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class I	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Rising Income & Dividend Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Contributors included Millicom International Cellular, Hewlett Packard, and Enpro Inc. Detractors included Sony Group, Tencent Music Entertainment Group, and T-Mobile US.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Rising Income and Dividend Fund - Class I	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000
06/17	11,603	11,886	11,927
06/18	12,100	13,277	13,584
06/19	11,956	14,198	14,941
06/20	10,706	14,681	16,602
06/21	16,016	20,505	22,843
06/22	13,472	17,646	17,107
06/23	15,374	21,022	20,446
06/24	15,428	25,384	24,660
06/25	18,075	29,639	28,105
06/26	20,505	36,103	31,200

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class I	4.95%	13.44%	5.07%	7.44%
MSCI World Index	9.94%	21.81%	11.98%	13.70%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 73,146,316
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 207,014
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$73,146,316 Number of Portfolio Holdings184 Portfolio Turnover Rate7% Management Fees$207,014
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.4%
U.S. Government Obligations	4.2%
Rights	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	14.7%
Food and Beverage	9.7%
Diversified Industrial	8.2%
Energy and Utilities	5.8%
Wireless Telecommunication Services	5.4%
Electronics	5.1%
Entertainment	4.9%
Telecommunication Services	4.6%
Other Industry sectors	41.4%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Sony Group Corp.	5.1%
Berkshire Hathaway Inc.	3.1%
Rolls-Royce Holdings plc	2.6%
Rogers Communications Inc.	2.3%
CNH Industrial NV, New York	2.1%
Mueller Industries Inc.	2.1%
Millicom International Cellular SA	2.1%
The Bank of New York Mellon Corp.	2.0%
Nestlé SA	1.9%
Traton SE	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAGIX/
C000002862
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class A
Trading Symbol	GAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GAGAX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAGAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Rising Income & Dividend Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Contributors included Millicom International Cellular, Hewlett Packard, and Enpro Inc. Detractors included Sony Group, Tencent Music Entertainment Group, and T-Mobile US.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Global Rising Income and Dividend Fund - Class A	The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000	10,000
06/17	11,547	10,883	11,886	11,927
06/18	11,966	11,277	13,277	13,584
06/19	11,738	11,063	14,198	14,941
06/20	10,481	9,878	14,681	16,602
06/21	15,680	14,778	20,505	22,843
06/22	13,190	12,432	17,646	17,107
06/23	15,049	14,184	21,022	20,446
06/24	15,102	14,234	25,384	24,660
06/25	17,694	16,676	29,639	28,105
06/26	20,072	18,917	36,103	31,200

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class A	4.93%	13.44%	5.06%	7.22%
The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	(1.10)%	6.92%	3.83%	6.58%
MSCI World Index	9.94%	21.81%	11.98%	13.70%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 73,146,316
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 207,014
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$73,146,316 Number of Portfolio Holdings184 Portfolio Turnover Rate7% Management Fees$207,014
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.4%
U.S. Government Obligations	4.2%
Rights	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	14.7%
Food and Beverage	9.7%
Diversified Industrial	8.2%
Energy and Utilities	5.8%
Wireless Telecommunication Services	5.4%
Electronics	5.1%
Entertainment	4.9%
Telecommunication Services	4.6%
Other Industry sectors	41.4%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Sony Group Corp.	5.1%
Berkshire Hathaway Inc.	3.1%
Rolls-Royce Holdings plc	2.6%
Rogers Communications Inc.	2.3%
CNH Industrial NV, New York	2.1%
Mueller Industries Inc.	2.1%
Millicom International Cellular SA	2.1%
The Bank of New York Mellon Corp.	2.0%
Nestlé SA	1.9%
Traton SE	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAGAX/
C000002873
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class AAA
Trading Symbol	GABOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABOX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABOX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class AAA	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Small Cap Fund underperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. For the second quarter global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. The equity market advance was broad by both geography and sector. Contributors included Nitto Boeski Co., Glanbia Plc, and Polar Capital Holdings Plc.  Detractors included Westgold Resources Ltd, Genius Sports Limited, and Alamos Gold Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli International Small Cap Fund - Class AAA	MSCI EAFE Index	MSCI EAFE Small Cap Index
06/16	10,000	10,000	10,000
06/17	11,311	12,083	12,364
06/18	12,140	12,974	13,953
06/19	11,124	13,181	13,120
06/20	11,444	12,558	12,701
06/21	15,894	16,692	17,971
06/22	11,024	13,799	13,723
06/23	12,399	16,477	15,192
06/24	11,972	18,469	16,453
06/25	14,212	21,855	20,252
06/26	16,136	26,401	23,884

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class AAA	(0.51)%	13.53%	0.30%	4.90%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Small Cap Index	7.99%	17.93%	5.86%	9.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 6,359,021
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ (52,776)
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,359,021 Number of Portfolio Holdings52 Portfolio Turnover Rate14% Management Fees$(52,776)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
Preferred Stocks	2.7%
U.S. Government Obligations	1.6%
Other Assets and Liabilities (Net)	(1.5)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Materials	26.3%
Industrials	23.7%
Consumer Staples	13.2%
Information Technology	9.3%
Health Care	9.3%
Consumer Discretionary	8.5%
Financials	8.2%
U.S. Government Obligations	1.6%
Other Industry sectors	1.4%
Other Assets and Liabilities (Net)	(1.5)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Endeavour Mining plc	4.8%
Chemring Group plc	4.3%
Westgold Resources Ltd.	4.1%
Perseus Mining Ltd.	3.9%
Nitto Boseki Co. Ltd.	3.8%
Alamos Gold Inc.	3.5%
Eldorado Gold Corp.	3.4%
Polar Capital Holdings plc	3.2%
Loomis AB	3.1%
Glanbia plc	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABOX/
C000002871
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class C
Trading Symbol	GGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGLCX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GGLCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class C	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Small Cap Fund underperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. For the second quarter global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. The equity market advance was broad by both geography and sector. Contributors included Nitto Boeski Co., Glanbia Plc, and Polar Capital Holdings Plc.  Detractors included Westgold Resources Ltd, Genius Sports Limited, and Alamos Gold Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli International Small Cap Fund - Class C	The Gabelli International Small Cap Fund - Class C (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
06/16	10,000	10,000	10,000	10,000
06/17	11,274	11,274	12,083	12,364
06/18	11,913	11,913	12,974	13,953
06/19	10,726	10,726	13,181	13,120
06/20	10,953	10,953	12,558	12,701
06/21	15,209	15,209	16,692	17,971
06/22	10,558	10,558	13,799	13,723
06/23	11,867	11,867	16,477	15,192
06/24	11,464	11,464	18,469	16,453
06/25	13,603	13,603	21,855	20,252
06/26	15,445	15,445	26,401	23,884

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class C	(0.50)%	13.54%	0.31%	4.44%
The Gabelli International Small Cap Fund - Class C (includes sales charge)	(1.50)%	12.54%	0.31%	4.44%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Small Cap Index	7.99%	17.93%	5.86%	9.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 6,359,021
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ (52,776)
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,359,021 Number of Portfolio Holdings52 Portfolio Turnover Rate14% Management Fees$(52,776)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
Preferred Stocks	2.7%
U.S. Government Obligations	1.6%
Other Assets and Liabilities (Net)	(1.5)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Materials	26.3%
Industrials	23.7%
Consumer Staples	13.2%
Information Technology	9.3%
Health Care	9.3%
Consumer Discretionary	8.5%
Financials	8.2%
U.S. Government Obligations	1.6%
Other Industry sectors	1.4%
Other Assets and Liabilities (Net)	(1.5)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Endeavour Mining plc	4.8%
Chemring Group plc	4.3%
Westgold Resources Ltd.	4.1%
Perseus Mining Ltd.	3.9%
Nitto Boseki Co. Ltd.	3.8%
Alamos Gold Inc.	3.5%
Eldorado Gold Corp.	3.4%
Polar Capital Holdings plc	3.2%
Loomis AB	3.1%
Glanbia plc	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GGLCX/
C000034310
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class I
Trading Symbol	GLOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GLOIX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GLOIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class I	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Small Cap Fund underperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. For the second quarter global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. The equity market advance was broad by both geography and sector. Contributors included Nitto Boeski Co., Glanbia Plc, and Polar Capital Holdings Plc.  Detractors included Westgold Resources Ltd, Genius Sports Limited, and Alamos Gold Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli International Small Cap Fund - Class I	MSCI EAFE Index	MSCI EAFE Small Cap Index
06/16	10,000	10,000	10,000
06/17	11,373	12,083	12,364
06/18	12,226	12,974	13,953
06/19	11,207	13,181	13,120
06/20	11,525	12,558	12,701
06/21	16,006	16,692	17,971
06/22	11,104	13,799	13,723
06/23	12,481	16,477	15,192
06/24	12,063	18,469	16,453
06/25	14,318	21,855	20,252
06/26	16,253	26,401	23,884

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class I	(0.50)%	13.51%	0.31%	4.98%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Small Cap Index	7.99%	17.93%	5.86%	9.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 6,359,021
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ (52,776)
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,359,021 Number of Portfolio Holdings52 Portfolio Turnover Rate14% Management Fees$(52,776)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
Preferred Stocks	2.7%
U.S. Government Obligations	1.6%
Other Assets and Liabilities (Net)	(1.5)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Materials	26.3%
Industrials	23.7%
Consumer Staples	13.2%
Information Technology	9.3%
Health Care	9.3%
Consumer Discretionary	8.5%
Financials	8.2%
U.S. Government Obligations	1.6%
Other Industry sectors	1.4%
Other Assets and Liabilities (Net)	(1.5)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Endeavour Mining plc	4.8%
Chemring Group plc	4.3%
Westgold Resources Ltd.	4.1%
Perseus Mining Ltd.	3.9%
Nitto Boseki Co. Ltd.	3.8%
Alamos Gold Inc.	3.5%
Eldorado Gold Corp.	3.4%
Polar Capital Holdings plc	3.2%
Loomis AB	3.1%
Glanbia plc	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GLOIX/
C000002872
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class A
Trading Symbol	GOCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GOCAX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GOCAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class A	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Small Cap Fund underperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. For the second quarter global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. The equity market advance was broad by both geography and sector. Contributors included Nitto Boeski Co., Glanbia Plc, and Polar Capital Holdings Plc.  Detractors included Westgold Resources Ltd, Genius Sports Limited, and Alamos Gold Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli International Small Cap Fund - Class A	The Gabelli International Small Cap Fund - Class A (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
06/16	10,000	10,000	10,000	10,000
06/17	11,316	10,666	12,083	12,364
06/18	12,049	11,357	12,974	13,953
06/19	10,928	10,300	13,181	13,120
06/20	11,193	10,550	12,558	12,701
06/21	15,547	14,654	16,692	17,971
06/22	10,791	10,171	13,799	13,723
06/23	12,130	11,433	16,477	15,192
06/24	11,711	11,039	18,469	16,453
06/25	13,908	13,109	21,855	20,252
06/26	15,784	14,877	26,401	23,884

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class A	(0.51)%	13.49%	0.30%	4.67%
The Gabelli International Small Cap Fund - Class A (includes sales charge)	(6.23)%	6.96%	(0.88)%	4.05%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Small Cap Index	7.99%	17.93%	5.86%	9.10%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 6,359,021
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ (52,776)
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,359,021 Number of Portfolio Holdings52 Portfolio Turnover Rate14% Management Fees$(52,776)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
Preferred Stocks	2.7%
U.S. Government Obligations	1.6%
Other Assets and Liabilities (Net)	(1.5)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Materials	26.3%
Industrials	23.7%
Consumer Staples	13.2%
Information Technology	9.3%
Health Care	9.3%
Consumer Discretionary	8.5%
Financials	8.2%
U.S. Government Obligations	1.6%
Other Industry sectors	1.4%
Other Assets and Liabilities (Net)	(1.5)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Endeavour Mining plc	4.8%
Chemring Group plc	4.3%
Westgold Resources Ltd.	4.1%
Perseus Mining Ltd.	3.9%
Nitto Boseki Co. Ltd.	3.8%
Alamos Gold Inc.	3.5%
Eldorado Gold Corp.	3.4%
Polar Capital Holdings plc	3.2%
Loomis AB	3.1%
Glanbia plc	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GOCAX/